INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	$ 84,210	$ 102,090
Classes of intangible Assets, Gross	223,654	232,391
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(139,444)	(130,301)
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	27,268	31,877
Classes of intangible Assets, Gross	114,602	116,315
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(87,334)	(84,438)
Water rights [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	5,684	5,684
Classes of intangible Assets, Gross	5,684	5,684
Customer [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	29,218	35,092
Classes of intangible Assets, Gross	75,726	75,626
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(46,508)	(40,534)
Other identifiable intangible assets [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	17,159	26,772
Classes of intangible Assets, Gross	22,761	32,101
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(5,602)	(5,329)
Other [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	4,881	2,665
Classes of intangible Assets, Gross	$ 4,881	$ 2,665